Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2017
Schedule Of Holders The Right To Receive Dividends Abstract
Ordinary Shares par value	$ 0.09	$ 0.09	$ 0.09